19. RELATED-PARTY BALANCES AND TRANSACTIONS (Details 5) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Relatedparty Balances And Transactions Details 4Abstract
Short-term benefits for employees and officers	R$ 32,848	R$ 39,721	R$ 71,852
Post-employment benefits	105	110	306
Key management personnel compensation	R$ 32,953	R$ 39,831	R$ 71,158